Summary of Long Term Debt (Detail) (USD $) In Thousands, unless otherwise specified				6 Months Ended		0 Months Ended		6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended				12 Months Ended		6 Months Ended		12 Months Ended		6 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended			6 Months Ended	12 Months Ended	6 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2012 Variable Interest Entity, Primary Beneficiary	Dec. 31, 2010 Variable Interest Entity, Primary Beneficiary	Dec. 31, 2010 Variable Interest Entity, Primary Beneficiary Chase NMTC Verso Investment Fund, LLC	Dec. 29, 2010 Variable Interest Entity, Primary Beneficiary Chase NMTC Verso Investment Fund, LLC	Jun. 30, 2012 Variable Interest Entity, Primary Beneficiary Chase NMTC Verso Investment Fund, LLC	Dec. 31, 2011 Variable Interest Entity, Primary Beneficiary Chase NMTC Verso Investment Fund, LLC	Jun. 30, 2012 11.5% Senior Secured Notes	Dec. 31, 2011 11.5% Senior Secured Notes		Dec. 31, 2010 11.5% Senior Secured Notes		Dec. 31, 2011 9.13% Second Priority Senior Secured Notes	Dec. 31, 2010 9.13% Second Priority Senior Secured Notes	Jun. 30, 2012 8.75% Second Priority Senior Secured Notes		Dec. 31, 2011 8.75% Second Priority Senior Secured Notes		Jun. 30, 2012 Second Priority Senior Secured Floating Rate Notes	Dec. 31, 2011 Second Priority Senior Secured Floating Rate Notes	Dec. 31, 2010 Second Priority Senior Secured Floating Rate Notes	Jun. 30, 2012 11.38% Senior Subordinated Notes	Dec. 31, 2011 11.38% Senior Subordinated Notes	Dec. 31, 2010 11.38% Senior Subordinated Notes	Aug. 31, 2006 11.38% Senior Subordinated Notes	Jun. 30, 2012 Revolving Credit Facility	Dec. 31, 2011 Revolving Credit Facility	Jun. 30, 2012 11.75% Senior Secured Notes		Jun. 30, 2012 11.75% Secured Notes
Debt Instrument [Line Items]
Original Maturity				Dec. 29, 2040		Dec. 29, 2040	Dec. 29, 2040	Dec. 29, 2040	Dec. 29, 2040	Jul. 01, 2014 [1]	Jul. 01, 2014	[2]			Aug. 01, 2014		Feb. 01, 2019	[3]	Feb. 01, 2019	[4]	Aug. 01, 2014	Aug. 01, 2014		Aug. 01, 2016	Aug. 01, 2016					Jan. 15, 2019	[5]	Jan. 15, 2019
Balance	$ 1,226,788	$ 1,201,077	$ 1,172,736			$ 23,305	$ 23,305	$ 23,305	$ 23,305		$ 302,820	[1],[2]	$ 332,135	[2]		$ 337,080	$ 394,802	[3]	$ 394,736	[3],[4]	$ 13,310	$ 180,216	$ 180,216	$ 142,500	$ 300,000	$ 300,000		$ 40,000		$ 341,298	[5]	$ 271,573
Fair Value	$ 867,537	$ 831,813	$ 1,217,566			$ 23,305		$ 23,305	$ 23,305		$ 316,260	[1],[2]	$ 384,125	[2]		$ 347,192	$ 158,515	[3]	$ 257,063	[3],[4]	$ 9,650	$ 112,635	$ 162,194	$ 71,606	$ 122,550	$ 300,750		$ 40,000		$ 355,350	[5]	$ 209,111
Interest Rate					6.50%		6.50%	6.50%	6.50%	11.50%	11.50%	[2]			9.13%		8.75%		8.75%	[4]				11.38%	11.38%		11.38%			11.75%	[1]	11.75%	[5]
Interest Rate																					4.22% [3]	4.18%
Credit facility maturity date																												May 04, 2017	Aug. 01, 2012
Interest Rate																												2.25%

[1]	Par value of $315,000 on December 31, 2011.
[2]	Par value of $315,000 on December 31, 2011, and $350,000 on December 31, 2010.
[3]	Par value of $396,000 on June 30, 2012 and December 31, 2011.
[4]	Par value of $396,000 on December 31, 2011.
[5]	Par value of $345,000 on June 30, 2012.